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                                                            File No. 333-108472
                                                                      811-21425

    As filed with the Securities and Exchange Commission on April 11, 2011

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

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
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                        Pre-Effective Amendment No.                [ ]

                      Post-Effective Amendment No. 17              [X]

                                  and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                ACT OF 1940                        [X]

                             Amendment No. 19                      [X]
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                       (Check appropriate box or boxes)

                            PIONEER SERIES TRUST I
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

             Terrence J. Cullen, Secretary, Pioneer Series Trust I
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

    [X]immediately upon filing pursuant to paragraph (b)

    [_]on [date] pursuant to paragraph (b)

    [_]60 days after filing pursuant to paragraph (a)(1)

    [_]on [date] pursuant to paragraph (a)(1)

    [_]75 days after filing pursuant to paragraph (a)(2)

    [_]on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 11th day of April, 2011.

                                             PIONEER SERIES TRUST I

                                             By:  /s/  Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on April 11, 2011:

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           Signature                  Title

           John F. Cogan, Jr.*        Chairman of the Board,
           John F. Cogan, Jr.         President (Principal Executive
                                      Officer) and Trustee

           Mark E. Bradley*           Treasurer (Principal Financial
           Mark E. Bradley            and Accounting Officer)

           David R. Bock*             Trustee
           David R. Bock

           Mary K. Bush*              Trustee
           Mary K. Bush

           Benjamin M. Friedman*      Trustee
           Benjamin M. Friedman

           Margaret B. W. Graham*     Trustee
           Margaret B. W. Graham

           /s/ Daniel K. Kingsbury    Executive Vice President and
           Daniel K. Kingsbury        Trustee

           Thomas J. Perna*           Trustee
           Thomas J. Perna

           Marguerite A. Piret*       Trustee
           Marguerite A. Piret
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
  By:  /s/ Daniel K. Kingsbury               Dated: April 11, 2011
       Daniel K. Kingsbury
       Attorney-in-Fact
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EXHIBIT INDEX

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Exhibit No. Description

EX-101.INS  XBRL Instance Document
EX-101.SCH  XBRL Taxonomy Extension Schema Document
EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase
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